Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Share-based payments
Summary of the share option changes during the period presented and the total number of share options outstanding

		Weighted
		average
		exercise
	Number	price
	of options	$

Balance - January 1, 2018	531,828	10.90
Granted	199,950	10.50
Exercised	(43,656)	2.40
Forfeited/expired	(63,644)	11.20
Balance - December 31, 2018	624,478	11.34
Granted	580,440	9.63
Exercised	(1,800)	3.00
Forfeited/expired	(93,175)	10.78
Balance - December 31, 2019	1,109,943	10.51

Summary of estimated the fair value of the share options granted

	May 15,		May 16,		November 18,
	2019		2019		2019

Share price on date of issuance	$9.10		$9.40		$11.08
Expected volatility	82%		82%		82%
Expected life of share options	6	years	6	years	6	years
Risk-free interest rate	1.59%		1.59%		1.40%
Dividend yield	—		—		—
Number of share options issued	13,300		484,940		82,200

	March 28,		May 22,		June 15,		August 23,		November 19,
	2018		2018		2018		2018		2018

Volatility	96%		82%		83%		70%		80%
Expected life of share options	6	years	6	years	6	years	6	years	6	years
Risk-free interest rate	2.14%		2.30%		2.19%		2.25%		2.47%
Dividend yield	—		—		—		—		—
Number of share options issued	3,300		91,800		11,550		90,000		3,300

Summary of the share options outstanding

		Weighted
		average
	Number of	remaining	Number of
Exercise price	options	contractual life	options
$	outstanding	(years)	exercisable

2.40	21,275	2.70	21,275
6.00	3,300	8.91	1,100
8.50	31,500	7.90	16,402
9.10	13,300	9.39	—
9.20	484,240	9.40	—
9.30	50,000	8.67	16,667
9.70	4,950	7.34	3,850
9.90	2,800	8.26	1,224
10.20	9,900	8.48	5,500
11.00	197,172	6.97	149,034
11.23	82,200	9.89	—
11.90	51,800	8.41	20,504
13.50	8,300	6.63	7,571
14.60	93,406	6.66	77,838
15.00	55,800	5.68	55,800
	1,109,943	8.16	376,765